Revenue From Contracts with Customers (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Online sales	$ 60,960	$ 26,982	$ 40,646	$ 9,610	$ 254,316	$ 84,404
Distributor sales	$ 1,421	$ 18,836	$ 5,753	$ 310,728	$ 78,853	$ 32,551
Retailer sales	14,048	5,091	13,254		46,069	24,334
Total sales	$ 76,429	$ 50,909	$ 59,653	$ 320,338	$ 379,238	$ 141,289